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[LOGO OF ReedSmith]                                               Reed Smith LLP
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W. THOMAS CONNER                                                 +1 202 414 9200
Direct Phone: +1 202 414 9208                                Fax +1 202 414 9299
Email: tconner@reedsmith.com
                                                                   reedsmith.com

December 10, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:  INITIAL REGISTRATION STATEMENT ON FORM N-4
     METLIFE INSURANCE COMPANY USA
     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
     (FILE NO. 811-21262)
     (Flexible Premium Preferred Variable Annuity Contract)

Commissioners:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife of
CT Separate Account Eleven for Variable Annuities (the "Separate Account"), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-4 (the "Initial Registration Statement") for certain individual flexible premium deferred variable annuity contracts (the "Contracts"). The Contracts will be funded through the Separate Account, which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Financial statements, exhibits not included with this filing, and certain other information will be added, and clarifying or stylistic changes will be made, by pre-effective amendment.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (202) 414-9208.

Very truly yours,

/s/ W. Thomas Conner
W. Thomas Conner

WTC/PCH

Attachment

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